Share Capital and Reserves - Summary of Treasury Shares (Parenthetical) (Detail) - EUR (€) € / shares in Units, € in Millions		1 Months Ended	12 Months Ended
	Jan. 07, 2020	Apr. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Treasury Shares and Own Shares [Line Items]
Share repurchase programme, cash returned to shareholders for share repurchased during period			€ 852.0	€ 792.0	€ 3.0
Average price of the treasury shares reissued			€ 30.56	€ 27.96
Total number of own shares held, nominal value			€ 0.1	€ 0.1
Total number of Treasury Shares held, nominal value			€ 3.4	€ 9.4
Tresury shares repurchased			27,357,116	27,901,471
Events after reporting period [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
CRH announced a further extension of the programme - cost of additional shares to be repurchased under this phase of the programme	€ 200.0
Share repurchase programme [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Share repurchase programme aggregated cash returned to shareholders for share repurchase			€ 1,600.0
Share repurchase programme, cash returned to shareholders for share repurchased during period			€ 800.0	€ 800.0
Share repurchase programme [member] | Maximum [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Amount under share repurchase programme		€ 1,000.0